Property and Equipment, Net - Schedule of Depreciation Included in Consolidated Statements of Income and Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 114,598	$ 15,700	¥ 155,001	¥ 204,207
Cost of goods sold
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	20,295	2,780	36,086	13,026
Fulfillment expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	87,169	11,942	104,009	168,374
Sales and marketing expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	662	91	1,304	1,907
General and administrative expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	2,735	375	2,492	6,804
Product development expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 3,737	$ 512	¥ 11,110	¥ 14,096